WCM Mid Cap Quality Value Fund

Investor Class Shares – WMIDX

Institutional Class Shares – WCMAX

Class Y Shares – WMVYX

A series of Investment Managers Series Trust

Supplement dated May 15, 2025, to the

Prospectus dated April 30, 2025.

Effective immediately, the “Average Annual Total Returns” table under the heading entitled “Performance” beginning on page 64 of the Prospectus is deleted in its entirety and is replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2024)	One Year	Since Inception	Inception Date
Institutional Class Shares — Return Before Taxes	9.40%	11.79%	July 28, 2022
Institutional Class Shares — Return After Taxes on Distributions*	7.93%	10.86%	July 28, 2022
Institutional Class Shares — Return After Taxes on Distributions and Sale of Fund Shares*	6.70%	9.05%	July 28, 2022
Investor Class Shares — Return Before Taxes	9.16%	11.50%	July 28, 2022
Class Y Shares – Return Before Taxes**	9.75%	12.16%	November 29, 2024
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	13.07%	9.45%	July 28, 2022
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	23.81%	17.52%	July 28, 2022

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

**	Class Y shares commenced operations on November 29, 2024. The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in Institutional Class shares and Class Y shares expenses. Institutional Class shares impose higher expenses than Class Y shares.

Please file this Supplement with your records.